Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Property, Plant and Equipment
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Land and land improvements	$17,570,624	$18,083,984	$576,474
Buildings and improvements	121,588,485	145,561,338	4,640,145
Machinery and equipment	137,430,483	181,115,735	5,773,533
Other equipment	3,203,839	3,400,546	108,401
Construction in progress and machinery under installation	32,738,040	72,953,441	2,325,580

	$312,531,471	$421,115,044	$13,424,133

For the year ended December 31, 2023

	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$13,006,893	$172,798,699	$473,494,702	$14,354,608	$18,073,406	$691,728,308
Additions	424,130	1,866,786	2,308,779	141,158	44,017,796	48,758,649
Disposals	(3,436)	(8,786,519)	(7,912,516)	(1,441,685)	(9,457)	(18,153,613)
Reclassification	142,562	16,398,574	24,044,088	992,109	(41,394,745)	182,588
Acquisitions through business combinations (Note 29)	18,049	150,347	1,159,537	136,687	167,477	1,632,097
Effect of foreign currency exchange differences	(6,585)	(594,470)	(2,395,051)	(88,219)	(89,284)	(3,173,609)

Balance at December 31, 2023	$13,581,613	$181,833,417	$490,699,539	$14,094,658	$20,765,193	$720,974,420

Accumulated depreciation and impairment

Balance at January 1, 2023	$-	$81,175,408	$331,365,217	$10,953,065	$-	$423,493,690
Depreciation expense	17,860	8,896,551	41,403,363	1,481,707	-	51,799,481
Impairment losses recognized	-	134,999	10,802	769	-	146,570
Disposals	(3,436)	(8,771,076)	(7,774,818)	(1,431,696)	-	(17,981,026)
Reclassification	43,725	(35,568)	7,674	35,200	-	51,031
Acquisitions through business combinations (Note 29)	-	24,770	735,808	125,322	-	885,900
Effect of foreign currency exchange differences	292	(325,412)	(1,874,707)	(92,921)	-	(2,292,748)

Balance at December 31, 2023	$58,441	$81,099,672	$363,873,339	$11,071,446	$-	$456,102,898

For the year ended December 31, 2024

	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024	$13,581,613	$181,833,417	$490,699,539	$14,094,658	$20,765,193	$720,974,420
Additions	3,931,878	6,177,957	2,033,804	239,234	83,824,673	96,207,546
Disposals	(152,357)	(3,250,387)	(10,611,069)	(1,097,340)	(5,396)	(15,116,549)
Reclassification	4,699	23,003,450	48,348,102	1,084,919	(72,457,183)	(16,013)
Acquisitions through business combinations (Note 29)	175,261	1,153,289	7,575,012	660,442	14,817	9,578,821
Effect of foreign currency exchange differences	106,652	3,549,566	4,611,503	334,002	595,936	9,197,659

Balance at December 31, 2024	$17,647,746	$212,467,292	$542,656,891	$15,315,915	$32,738,040	$820,825,884

Accumulated depreciation and impairment

Balance at January 1, 2024	$58,441	$81,099,672	$363,873,339	$11,071,446	$-	$456,102,898
Depreciation expense	17,255	10,126,682	41,930,945	1,425,917	-	53,500,799
Impairment losses recognized	-	16,472	32,455	276	84,677	133,880
Disposals	-	(2,994,916)	(10,352,348)	(1,090,547)	-	(14,437,811)
Reclassification	-	14,145	(2,892)	1,463	(84,677)	(71,961)
Acquisitions through business combinations (Note 29)	-	955,951	6,918,742	362,687	-	8,237,380
Effect of foreign currency exchange differences	1,426	1,660,801	2,826,167	340,834	-	4,829,228

Balance at December 31, 2024	$77,122	$90,878,807	$405,226,408	$12,112,076	$-	$508,294,413

For the year ended December 31, 2025
	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2025	$17,647,746	$212,467,292	$542,656,891	$15,315,915	$32,738,040	$820,825,884
Additions	561,752	330,504	1,536,263	117,456	169,070,554	171,616,529
Disposals	(1,256)	(2,504,027)	(16,486,897)	(1,047,070)	(6,730)	(20,045,980)
Reclassification	10,633	34,568,619	92,798,209	1,402,147	(129,020,913)	(241,305)
Acquisitions through business combinations	51,200	10,350	19,145	3,673	62,707	147,075
Effect of foreign currency exchange differences	(83,543)	(184,287)	(1,763,149)	(135,604)	109,783	(2,056,800)

Balance at December 31, 2025	$18,186,532	$244,688,451	$618,760,462	$15,656,517	$72,953,441	$970,245,403

Accumulated depreciation and impairment

Balance at January 1, 2025	$77,122	$90,878,807	$405,226,408	$12,112,076	$-	$508,294,413
Depreciation expense	21,328	11,201,721	48,429,031	1,286,600	-	60,938,680
Impairment losses recognized	-	100,037	204,622	-	-	304,659
Disposals	(1,256)	(2,310,161)	(14,631,845)	(1,046,299)	-	(17,989,561)
Reclassification	-	(213,175)	35,783	1,462	-	(175,930)
Acquisitions through business combinations	3,880	-	1,595	86	-	5,561
Effect of foreign currency exchange differences	1,474	(530,116)	(1,620,867)	(97,954)	-	(2,247,463)

Balance at December 31, 2025	$102,548	$99,127,113	$437,644,727	$12,255,971	$-	$549,130,359

	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2025	$562,568	$6,772,945	$17,298,594	$488,235	$1,043,610	$26,165,952
Additions	17,907	10,536	48,972	3,744	5,389,562	5,470,721
Disposals	(40)	(79,822)	(525,562)	(33,378)	(215)	(639,017)
Reclassification	339	1,101,964	2,958,183	44,697	(4,112,876)	(7,693)
Acquisitions through business combinations	1,632	330	610	117	1,999	4,688
Effect of foreign currency exchange differences	(2,663)	(5,875)	(56,205)	(4,323)	3,500	(65,566)

Balance at December 31, 2025	$579,743	$7,800,078	$19,724,592	$499,092	$2,325,580	$30,929,085

	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Accumulated depreciation and impairment

Balance at January 1, 2025	$2,458	$2,896,997	$12,917,641	$386,104	$-	$16,203,200
Depreciation expense	680	357,084	1,543,801	41,013	-	1,942,578
Impairment losses recognized	-	3,189	6,523	-	-	9,712
Disposals	(40)	(73,642)	(466,428)	(33,354)	-	(573,464)
Reclassification	-	(6,796)	1,140	47	-	(5,609)
Acquisitions through business combinations	124	-	51	3	-	178
Effect of foreign currency exchange differences	47	(16,899)	(51,669)	(3,122)	-	(71,643)

Balance at December 31, 2025	$3,269	$3,159,933	$13,951,059	$390,691	$-	$17,504,952

Summary of Property, Plant and Equipment Useful Lives
Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Land improvements	5-30 years
Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-24 years
Machinery and equipment	2-20 years
Other equipment	2-25 years